Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note
22
–
Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2020	2019
Assets
Cash and cash equivalents	$333	$669
Investment in Quaint Oak Bank	34,766	31,512
Premises and equipment, net	1,513	1,559
Other assets	15	32
Total Assets	$36,627	$33,772

Liabilities and Stockholders' Equity
Subordinated debt	$7,899	$7,865
Stockholders' equity	28,728	25,907
Total Liabilities and Stockholders' Equity	$36,627	$33,772

Statements of Income

	For the Year Ended December 31,
	2020	2019
Income
Dividends from subsidiary	$500	$--
Interest income	2	20
Rental income	339	199
Total Income	841	219

Expenses
Occupancy and equipment expense	96	120
Interest on subordinated debt	520	519
Other expenses	158	161
Total Expenses	774	800

Net Income (Loss) Before Income Taxes	67	(581)
Equity in Undistributed Net Income of Subsidiary	3,087	2,936
Income Tax Benefit	91	122
Net Income	$3,245	$2,477

Comprehensive Income	$3,343	$2,499

Statements of Cash Flows

	For the Year Ended December 31,
	2020	2019

Operating Activities
Net income	$3,245	$2,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Undistributed net income in subsidiary	(3,087)	(2,936)
Depreciation expense	53	53
Amortization of subordinated debt issuance costs	34	34
Stock-based compensation expense	346	359
Decrease (increase) in other assets	(52)	(2)
Net cash provided by (used in) operating activities	539	(15)

Investing Activities
Purchase of property and equipment	(7)	(125)
Net cash used in investing activities	(7)	(125)

Financing Activities
Dividends paid	(717)	(676)
Purchase of treasury stock	(349)	(339)
Proceeds from the reissuance of treasury stock	97	38
Proceeds from the exercise of stock options	101	190
Net cash used in financing activities	(868)	(787)

Net Decrease in Cash and Cash Equivalents	(336)	(927)
Cash and Cash Equivalents-Beginning of Year	669	1,596
Cash and Cash Equivalents-End of Year	$333	$669